Equity Method Investment in Joint Ventures - Changes (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Equity Method Investment in Joint Ventures
Loss from investment in joint ventures		$ (214)
Total
Equity Method Investment in Joint Ventures
Balance, May 7, 2024	$ 201,496
Loss from investment in joint ventures	(214)	(214)
Currency translation adjustment	(385)
Balance, June 30, 2024	200,897	200,897
SWA Lithium
Equity Method Investment in Joint Ventures
Balance, May 7, 2024	130,209
Loss from investment in joint ventures	(121)	(121)
Currency translation adjustment	(248)
Balance, June 30, 2024	129,840	129,840
Texas Lithium
Equity Method Investment in Joint Ventures
Balance, May 7, 2024	71,287
Loss from investment in joint ventures	(93)	(93)
Currency translation adjustment	(137)
Balance, June 30, 2024	$ 71,057	$ 71,057